Leases - Supplemental Balance Sheet Information Related To Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating leases:
Operating lease ROU assets	$ 345	$ 367
Other current liabilities	94	87
Operating lease liabilities	288	296
Total operating lease liabilities	$ 382	$ 383
Weighted average remaining lease term Operating leases	5 years 8 months 12 days	6 years 1 month 6 days
Weighted average discount rate Operating leases	6.90%	6.50%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current